Stock-based Compensatin (Stock Options) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Options, Number of Options
Total Options: Number of Options, Exercised	(330,000)	(420,000)
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 3.63	$ 3.58
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 3	$ 2
Non-vested options: Weighted average recognition period	3 years	3 years
Vested Options: Weighted average remaining term	6 years	6 years
Vested Options: Aggregate intrinsic value	$ 21	$ 12
Vested Options: Fair value	$ 1	$ 2
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	2,267,782
Granted	653,600
Total Options: Number of Options, Exercised	(331,078)
Total Options: Number of Options, Outstanding, Ending Balance	2,590,304	2,267,782
Total Options: Number of Options, Options exercisable	1,137,829
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 46.62
Total Options: Weighted average exercise price per share, Granted	51.12
Total Options: Weighted average exercise price per share, Exercised	40.97
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	48.48	$ 46.62
Total Options: Weighted average exercise price per share, Options exercisable	$ 44.86
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,293,850
Granted	653,600
Non-Vested Options: Number of Options, Vested	494,975
Non-Vested Options: Number of Options, Ending Balance	1,452,475	1,293,850
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 2.69
Non-Vested Options: Weighted average exercise price per share, Granted	3.63
Non-Vested Options: Weighted average exercise price per share, Vested	2.49
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 3.18	$ 2.69